Average Annual Total Returns		12 Months Ended	36 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Nasdaq-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		55.13%	10.50%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	10.35%
FT Vest Nasdaq-100 Buffer ETF - December
Prospectus [Line Items]
Average Annual Return, Percent		29.53%	5.94%
Performance Inception Date	Dec. 18, 2020
FT Vest Nasdaq-100 Buffer ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.53%	5.94%
FT Vest Nasdaq-100 Buffer ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.48%	4.59%